Non-cash items	12 Months Ended
Aug. 31, 2023
Non-cash Items
Non-cash items

24.	Non-cash items

	For the year ended August 31,
	2023	2022
Depreciation	$1,362	$122
Change in fair value of derivative financial instruments (Note 11)	(3,305)	2,035
Share-based compensation expense	2,697	3,113
Accretion of provision for reclamation (Note 12)	252	134
Deferred income tax expense (Note 9)	4,287	-
Accretion of lease liabilities	9	-
Deferred revenue (Note 10)	(1,227)	2,485
Accretion of deferred revenue (Note 10)	454	-
Foreign exchange gains	151	-
VAT written-off (Note 5)	276	-
Loss on assets disposal	-	36
Other expenses	15	282
Total non-cash items	$4,971	$8,207